April 1, 1998


   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  JohnsonFamily Funds, Inc.
                  File Nos. 333-45361 and 811-8627
                  Rule 497(j) Certification   Statement of Additional
   Information

   Ladies & Gentlemen:

             The undersigned officer of JohnsonFamily Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to Form N-1A Registration Statement filed by the Company on March 26, 1998, which is the most recent amendment to such registration statement; and

             2. that the text of Pre-Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 26, 1998.

                                 Very truly yours,

                                 JOHNSONFAMILY FUNDS, INC.



                                 By:  /s/  Joan A. Burke
                                      Joan A. Burke
                                      President